Preferred Stock (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preferred stock, shares authorized		500,000		500,000	500,000
Preferred stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0		0
Preferred stock, shares outstanding		0		0
Preferred stock, value		$ 966,000
Gross proceeds		1,000,000
Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance costs		50,000
Carrying value of preferred stock		16,000
Proceeds for working capital		250,000
Proceeds from restricted cash		$ 700,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		6,746		6,746	6,746
Preferred stock, shares issued		0		0	0
Preferred stock, shares outstanding		0		0	0
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,100		1,100
Preferred stock, par value		$ 0.0001
Preferred stock, shares issued		1,000		0
Preferred stock, shares outstanding		1,000		0
Preferred stock, value		$ 1,000
Conversion price		$ 2.20
Dividend percentage		8.00%
Series B Convertible Preferred Stock [Member] | Merger Agreement [Member]
Class of Stock [Line Items]
Number of shares issued	1,000
Gross proceeds	$ 1,000,000.0